Accounts Receivable - Table 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Accounts Receivable
Patient accounts receivable	$ 232.5	$ 219.7
Less: Allowance for doubtful accounts	(21.4)	(22.7)	(30.1)	(27.6)
Patient accounts receivable, net	211.1	197.0
Other accounts receivable	11.7	9.7
Accounts receivable, Net	$ 222.8	$ 206.7